Income Before Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expenses	$ 192,978,470	1,202,275,173	1,266,992,090	897,595,546	$ 231,859,924	1,444,510,519	1,229,776,487	881,077,042	$ (38,881,454)	(242,235,346)	37,215,603	16,518,504